Offsets	Jan. 09, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-3
File Number	333-281887
Initial Filing Date	Aug. 30, 2024
Fee Offset Claimed	$ 14,907.60
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 101,000,016
Explanation for Claimed Amount	The registrant previously registered $400,000,000 of an indeterminate amount of securities to be offered from time to time at prices to be determined at the time of each such offering pursuant to the Registration Statement on Form S-3 (SEC File No. 333-281887), which was declared effective by the U.S. Securities and Exchange Commission on December 2, 2024 (the “Prior Registration Statement”). The registrant paid an aggregate registration fee of $55,626.21 in connection with the filing of the Prior Registration Statement. The registrant sold an aggregate of $298,999,984 of such securities under the Prior Registration Statement, leaving the balance of $101,000,016 unsold and unissued (the “Unsold Securities”). The unused registration fees represented by the Unsold Securities total $14,907.60. The registrant has terminated or completed all offerings of the Unsold Securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the $55,240 registration fee associated with the $400,000,000 of shares of common stock that may be issued and sold from time to time under the sales agreement prospectus supplement included in this registration statement is being partially offset by the $14,907.60 in fees that remain available under the Prior Registration Statement. As a result, the Unsold Securities are deemed deregistered upon the filing of this registration statement.
Termination / Withdrawal Statement	The registrant previously registered $400,000,000 of an indeterminate amount of securities to be offered from time to time at prices to be determined at the time of each such offering pursuant to the Registration Statement on Form S-3 (SEC File No. 333-281887), which was declared effective by the U.S. Securities and Exchange Commission on December 2, 2024 (the “Prior Registration Statement”). The registrant paid an aggregate registration fee of $55,626.21 in connection with the filing of the Prior Registration Statement. The registrant sold an aggregate of $298,999,984 of such securities under the Prior Registration Statement, leaving the balance of $101,000,016 unsold and unissued (the “Unsold Securities”). The unused registration fees represented by the Unsold Securities total $14,907.60. The registrant has terminated or completed all offerings of the Unsold Securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the $55,240 registration fee associated with the $400,000,000 of shares of common stock that may be issued and sold from time to time under the sales agreement prospectus supplement included in this registration statement is being partially offset by the $14,907.60 in fees that remain available under the Prior Registration Statement. As a result, the Unsold Securities are deemed deregistered upon the filing of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Celcuity Inc.
Form or Filing Type	S-3
File Number	333-281887
Filing Date	Aug. 30, 2024
Fee Paid with Fee Offset Source	$ 14,907.60
Termination / Withdrawal Statement	The registrant previously registered $400,000,000 of an indeterminate amount of securities to be offered from time to time at prices to be determined at the time of each such offering pursuant to the Registration Statement on Form S-3 (SEC File No. 333-281887), which was declared effective by the U.S. Securities and Exchange Commission on December 2, 2024 (the “Prior Registration Statement”). The registrant paid an aggregate registration fee of $55,626.21 in connection with the filing of the Prior Registration Statement. The registrant sold an aggregate of $298,999,984 of such securities under the Prior Registration Statement, leaving the balance of $101,000,016 unsold and unissued (the “Unsold Securities”). The unused registration fees represented by the Unsold Securities total $14,907.60. The registrant has terminated or completed all offerings of the Unsold Securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the $55,240 registration fee associated with the $400,000,000 of shares of common stock that may be issued and sold from time to time under the sales agreement prospectus supplement included in this registration statement is being partially offset by the $14,907.60 in fees that remain available under the Prior Registration Statement. As a result, the Unsold Securities are deemed deregistered upon the filing of this registration statement.